Consolidated Statements of Changes in Stockholders’ Equity (Deficit) - USD ($)	Owner’s Equity	Common Stock Class A	Common Stock Class B	Common Stock	Additional Paid-In Capital	Accumulated deficit	Total Stockholders’ (Deficit) Equity Attributable to HNR Acquisition Corp.	Noncontrolling Interest	Total
Balance at Dec. 31, 2022	$ 28,504,247
Net income (loss)	4,970,863
Equity-based compensation
Balance at Nov. 14, 2023	$ 33,475,110			$ 346	$ (9,719,485)	$ (10,079,371)	$ (19,798,856)		$ (19,798,856)
Balance (in Shares) at Nov. 14, 2023				3,457,813
Reclassification of shares under two class structure and non-redemptions		$ 346		$ (346)
Reclassification of shares under two class structure and non-redemptions (in Shares)		3,457,813		(3,457,813)
Reclassification of Public shares not redeemed		$ 45			4,878,030		4,878,075		4,878,075
Reclassification of Public shares not redeemed (in Shares)		445,626
Shares reclassified under Non redemption agreement		$ 60			6,567,879		6,567,939		6,567,939
Shares reclassified under Non redemption agreement (in Shares)		600,000
Shares not redeemed under forward purchase agreement to FPA Seller		$ 14			1,533,272		1,533,286		1,533,286
Shares not redeemed under forward purchase agreement to FPA Seller (in Shares)		140,070
Excise tax imposed on common stock redemptions						(38,172)	(38,172)		(38,172)
Forward purchase agreement prepayment					8,190,554		8,190,554		8,190,554
Share-based compensation		$ 38			3,445,927		3,445,965		3,445,965
Share-based compensation (in Shares)		381,622
Shares issued for Acquisition		$ 21	$ 180		1,421,679		1,421,880	33,406,414	34,828,297
Shares issued for Acquisition (in Shares)		210,000	1,800,000
Net income (loss)						(9,001,202)	(9,001,202)		(9,001,202)
Balance at Dec. 31, 2023		$ 524	$ 180		16,317,856	(19,118,745)	(2,800,185)	33,406,414	30,606,229
Balance (in Shares) at Dec. 31, 2023		5,235,131	1,800,000
Balance at Dec. 31, 2023		$ 524	$ 180		16,317,856	(19,118,745)	(2,800,185)	33,406,414	30,606,229
Balance (in Shares) at Dec. 31, 2023		5,235,131	1,800,000
Share-based compensation		$ 84			2,778,907		2,778,991		2,778,991
Share-based compensation (in Shares)		848,074
Shares issued under equity line of credit		$ 223			2,628,111		2,628,334		2,628,334
Shares issued under equity line of credit (in Shares)		2,230,000
Class B exchanged for Class A		$ 130	$ (130)		8,801,000		8,801,000	(8,801,000)
Class B exchanged for Class A (in Shares)		1,300,000	(1,300,000)
Shares issued to settle FPA		$ 45			449,955		450,000		450,000
Shares issued to settle FPA (in Shares)		450,000
Shares issued to settle accounts payable		$ 26			336,174		336,200		336,200
Shares issued to settle accounts payable (in Shares)		260,000
Net income (loss)						(9,080,283)	(9,080,283)		(9,080,283)
Balance at Dec. 31, 2024		$ 1,032	$ 50		$ 31,312,003	$ (28,199,028)	$ 3,114,057	$ 24,605,414	$ 27,719,471
Balance (in Shares) at Dec. 31, 2024		10,323,205	500,000